Global Atlantic BlackRock Allocation Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
Exchange Traded Funds - 100.1%
Debt Funds - 39.6%
iShares 0-5 Year High Yield Corporate Bond ETF	66,834	$2,731,505
iShares 20+ Year Treasury Bond ETF	12,373	2,041,174
iShares Intermediate-Term Corporate Bond ETF	89,012	4,888,539
iShares MBS ETF	31,909	3,524,030
iShares Short Maturity Bond ETF	67,538	3,274,918
iShares U.S. Treasury Bond ETF	386,699	10,831,439
Total Debt Funds		27,291,605
Equity Funds - 60.5%
iShares Core MSCI EAFE ETF	129,223	6,446,936
iShares Core MSCI Emerging Markets ETF	36,707	1,485,532
iShares Core S&P 500 ETF	65,068	16,813,571
iShares Edge MSCI Min Vol USA ETF	36,731	1,983,841
iShares Edge MSCI USA Quality Factor ETF	51,211	4,150,140
iShares Edge MSCI USA Size Factor ETF	27,880	1,990,075
iShares Global Tech ETF	11,476	2,092,763
iShares Trust iShares ESG MSCI USA ETF	73,160	4,205,968
iShares, Inc. iShares ESG MSCI EM ETF	94,763	2,594,611
Total Equity Funds		41,763,437
Total Exchange Traded Funds (Cost - $72,312,979)		69,055,042
Short-Term Investments - 0.0%†
Money Market Funds - 0.0%†
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(a) (Cost - $8,870)	8,870	8,870

Total Investments - 100.1% (Cost - $72,321,849)		$69,063,912
Other Assets Less Liabilities - Net (0.1)%		(80,041)
Total Net Assets - 100.0%		$68,983,871

†      Represents less than 0.05%.

(a)   The rate shown is the annualized seven-day yield at period end.